Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 3 - Commitments and contingencies

Leases

As of December 31, 2016, we had had an active lease through March 2017 related to the office space rented in Wayne, Pennsylvania. Rent expense incurred during the years ended December 31, 2016 and 2015 totaled approximately $55,000 and $56,000, respectively. We entered into an amendment to our current lease in February 2017 for a new space in our current building from March 2017 through February 2022. The schedule below details the future financial obligations under active lease through March 2017 and the amendment entered into in February 2017.

	2017	2018	2019	2020	2021	2022	TOTAL OBLIGATION
Wayne - Corporate HQ	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Total Lease Obligations	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Other matters

Product Liability Insurance

For certain products, we were (and are) listed as an additional insured party under the product manufacturer’s insurance policy. On February 20, 2007, we purchased our own liability insurance, which expires on April 20, 2017. We intend to renew this policy. At present, management is not aware of any claims against us for any products sold.

Commitments and Contingencies

Note 3 - Commitments and contingencies

Leases

As of December 31, 2016, we had had an active lease through March 2017 related to the office space rented in Wayne, Pennsylvania. Rent expense incurred during the years ended December 31, 2016 and 2015 totaled approximately $55,000 and $56,000, respectively. We entered into an amendment to our current lease in February 2017 for a new space in our current building from March 2017 through February 2022. The schedule below details the future financial obligations under active lease through March 2017 and the amendment entered into in February 2017.

	2017	2018	2019	2020	2021	2022	TOTAL OBLIGATION
Wayne - Corporate HQ	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Total Lease Obligations	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Other matters

Product Liability Insurance

For certain products, we were (and are) listed as an additional insured party under the product manufacturer’s insurance policy. On February 20, 2007, we purchased our own liability insurance, which expires on April 20, 2017. We intend to renew this policy. At present, management is not aware of any claims against us for any products sold.

Photomedex, Inc. [Member]
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11

Commitments and Contingencies:

Leases

The Company has entered into various non-cancelable operating lease agreements for real property. These arrangements expire at various dates through 2017. Rent expense was $550 and $761 for the years ended December 31, 2016 and 2015 respectively. The future annual minimum payments under these leases, relating to our continuing operations are as follows:

Year Ending December 31,
2017	243
2018	15
Thereafter	-
Total	$808

As a result of the sale of the Consumer Products division to ICTV Brands, the Company no longer has a need for certain of its leased properties, including the facilitates located in the United Kingdom and in Israel. In connection with the Transition Services Agreement entered into between the Company and ICTV, the Company will maintain certain of its leased properties for a specified period of time to allow ICTV to transition its operations to its own facilities. Leases that will expire during that transition period will not be renewed. At the end of that period, the Company intends to seek the termination of these leases, and is in the process of taking steps to effect those terminations. On March 16, 2016, the Company provided notice to the landlord of its United Kingdom facility that it was invoking the right to terminate that lease early, on the fifth anniversary of the lease, or on March 24, 2018.

Litigation

During the year ended December 31, 2013, Radiancy, Inc., a wholly-owned subsidiary of PhotoMedex, commenced legal action against Viatek Consumer Products Group, Inc., over Viatek’s Pearl and Samba hair removal products which Radiancy believes infringe the intellectual property covering its no!no! hair removal devices. The first suit, which was filed in the United States Federal Court, Southern District of New York, includes claims against Viatek for patent infringement, trademark and trade dress infringement, and false and misleading advertising. A second suit against Viatek was filed in Canada, where the Pearl is offered on that country’s The Shopping Channel, alleging trademark and trade dress infringement, and false and misleading advertising. Viatek’s response contains a variety of counterclaims and affirmative defenses against both Radiancy and its parent company PhotoMedex, including, among other counts, claims regarding the invalidity of Radiancy’s patents and antitrust allegations regarding Radiancy’s conduct.

Radiancy, and PhotoMedex, had moved to dismiss PhotoMedex from the case, and to dismiss the counterclaims and affirmative defenses asserted by Viatek. On March 28, 2014, the Court granted the Company’s motion and dismissed PhotoMedex from the lawsuit. The Court also dismissed certain counterclaims and affirmative defenses asserted by Viatek, including Viatek’s counterclaims against Radiancy for antitrust, unfair competition, and tortuous interference with business relationships and Viatek’s affirmative defenses of unclean hands and inequitable conduct before the U.S. Patent and Trademark Office in procuring its patent. Radiancy had also moved for sanctions against Viatek for failure to provide meaningful and timely responses to Radiancy’s discovery requests; on April 1, 2014, the Court granted that motion. Viatek appealed both the sanctions ruling and the dismissal of Viatek’s counterclaims and defenses from the case, as well as PhotoMedex dismissal as a plaintiff; the Court has denied those appeals. The Court has appointed a Special Master to oversee discovery. A Markman hearing on the patents at issue was held on March 2, 2015. Viatek has requested an opportunity to supplement its patent invalidity contentions in the US case; Radiancy opposes that request. Radiancy has been granted permission by the US Court to supplement its earlier sanctions motion to include the legal fees and costs associated with preparing and prosecuting that motion; to date, Viatek has paid $83 in sanctions to Radiancy.

On October 4, 2016, PhotoMedex, Inc., Radiancy, Inc. and Viatek Consumer Products, Inc. entered into General Releases under which the parties and the former and present corporations in which they were or are shareholders; each and every one of their corporations; and such corporations’ predecessors, former and present subsidiaries, parent entities, affiliates, divisions, licensees, receivers, distributors, successors and assigns, and the present, former and future officers, directors, employees and shareholders of the foregoing entities, and their heirs, executors, administrators, attorneys, associates, agents, successors, assigns, and anyone affiliated with or acting on behalf of any of them, from all actions, claims, liabilities, causes of action, suits, debts, dues, sums of money, accounts, reckonings, bonds, bills, specialties, covenants, contracts, controversies, agreements, promises, variances, trespasses, damages, judgments, extents, executions, claims, and demands whatsoever, in law, admiralty or equity, that a party or its affiliate ever had, now has or hereafter can, shall or may have, from the beginning of the world to the day of the date of the General Release including, but not limited to, the claims and counterclaims in the United States and Canadian litigation, as well as all claims and rights of Viatek arising out of or related to the Letter of Intent, dated August 5, 2016, between Photomedex, Radiancy and Viatek entitled Proposal to Acquire Certain Assets of Radiancy, Inc. As a result of these General Releases, both the United States and the Canadian litigation were dismissed without costs effective October 11, 2016.

On April 25, 2014, a putative class action lawsuit was filed in the United States District Court for the District of Columbia against the Company’s subsidiary, Radiancy, Inc. and Dolev Rafaeli, Radiancy’s President. The suit was filed by Jan Mouzon and twelve other customers residing in ten different states who purchased Radiancy’s no!no! Hair products. It alleges various violations of state business and consumer protection codes including false and misleading advertising, unfair trade practices, and breach of express and implied warranties. The complaint seeks certification of the putative class, or, alternatively, certification as subclasses of plaintiffs residing in those specific states. The complaint also seeks an unspecified amount of monetary damages, pre-and post-judgment interest and attorneys’ fees, expert witness fees and other costs. Dr. Rafaeli was served with the Complaint on May 5, 2014; to date, Radiancy, has not been served. A mediation was scheduled in this matter for November 24, 2014, but no settlement was reached. On March 30, 2015, the Court dismissed this action in its entirety for failure to state a claim. The Court specifically dismissed with prejudice the claims pursuant to New York General Business Law §349-50 and the implied warranty of fitness for a particular purpose; the other counts against Radiancy were dismissed without prejudice. The Court also granted Dr. Rafaeli’s motion to dismiss the actions against him for lack of personal jurisdiction over him by the Court. The Court denied the plaintiffs request for jurisdictional discovery with respect to Dr. Rafaeli and plaintiffs request to amend the complaint. Radiancy and its officers intend to continue to vigorously defend themselves against any attempts to continue this lawsuit.

On July 17, 2014, plaintiffs’ attorneys refiled their putative class action lawsuit in the United States District Court for the District of Columbia against only the Company’s subsidiary, Radiancy, Inc. The claims of the suit are virtually identical to the claims originally considered, and dismissed without prejudice, by the same Court. A companion suit was filed in the United States District Court for the Southern District of New York, raising the same claims on behalf of plaintiffs from New York and West Virginia against Radiancy and its President, Dr. Dolev Rafaeli. That New York case was removed to the D.C. Court and the cases were consolidated into one action. The Company filed a Motion to Dismiss the complaint against Dr. Rafaeli and Radiancy; on August 1, 2016, the D.C. Court granted the dismissal of the case against Dr. Rafaeli, with prejudice, and decided to allow the action against Radiancy to proceed. The Company intends to defend itself vigorously against this suit. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters.

On June 30, 2014, the Company’s subsidiary, Radiancy, Inc., was served with a class action lawsuit filed in the Superior Court in the State of California, County of Kern. The suit was filed by April Cantley, who purchased Radiancy’s no!no! hair products. It alleges various violations of state business and consumer protection codes including false and misleading advertising, breach of express and implied warranties and breach of the California Legal Remedies Act. The complaint seeks certification of the class, which consists of customers in the State of California who purchased the no!no! hair devices. The complaint also seeks an unspecified amount of monetary damages, pre-and post-judgment interest and attorneys’ fees, expert witness fees and other costs. Radiancy has filed an Answer to this Complaint; the case is now in the discovery phase. On October 30, 2015, Radiancy filed to remove this action to the United States District Court for the Southern District of California; as a result of that filing, all discovery in this case has now been stayed. That removal was granted, and the Company has now filed to remove this case to the U.S. District Court for the District of Columbia, the district with jurisdiction over Jan Mouzon v. Radiancy, Inc. and Dolev Rafaeli, President. The suit was filed by Jan Mouzon and twelve other customers residing in ten different states, including California, who purchased Radiancy’s no!no! hair products and alleges various violations of state business and consumer protection codes including false and misleading advertising, unfair trade practices, and breach of express and implied warranties. The complaint seeks certification of the putative class, or, alternatively, certification as subclasses of plaintiffs residing in those specific states. The Company’s Motion to Remove the Cantley case had been stayed pending resolution of the Mouzon litigation; now that the Court in Mouzon has issued its opinion regarding the Company’s Motion to Dismiss, the California Court has granted the Company’s Motion to Remove the Cantley case to the Federal Court for the District of Columbia. Radiancy and its officers intend to vigorously defend themselves against this lawsuit. Discovery has now commenced in this action. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters.

On February 19, 2016, the Company and its subsidiaries entered into Agreements and Plans of Merger and Reorganization with DS Healthcare Group, Inc. and its subsidiaries (“DSKX”), under which DSKX would acquire the Company’s subsidiaries Radiancy, Inc. and PhotoMedex Technology, Inc. in exchange for shares of stock in DSKX as well as cash payments and notes for future cash payments. Subsequent to the signing of those Agreements, on March 23, 2016, DSKX filed a Current Report on Form 8-K (the “DSKX March 23 Form 8-K”) with the SEC reporting its audit committee, after discussion with its independent registered public accounting firm, concluded that the unaudited condensed consolidated financial statements of DSKX for the two fiscal quarters ended June 30, 2015 and September 30, 2015 should no longer be relied upon because of certain errors in such financial statements. Also, DSKX reported that its audit committee, consisting of all members of its board of directors other than Daniel Khesin (at the time DSKX’s President and Chairman of the Board and a member of its board of directors), had engaged independent counsel to conduct an investigation regarding certain transactions involving Mr. Khesin and other individuals; the committee’s investigation had begun earlier in February. The board also reported that it had terminated the employment of Mr. Khesin as DSKX’s president and as an employee of DSKX, and also terminated Mr. Khesin’s employment agreement, dated December 16, 2013, for cause.

The Company was not advised of this investigation during its negotiations with DSKX or after signing the Merger Agreements until the evening of March 21, 2016. On April 12, 2016, the Company sent a Reservation of Rights letter to DSKX. The Notice states that, based upon the disclosures set forth in DSKX’s Current Report on Form 8-K filed on March 23, 2016 and subsequent press releases and filings by DSKX with the United States Securities and Exchange Commission (collectively, the “DSKX Public Disclosure”), DSKX is in material breach of various representations, warranties, covenants and agreements set forth in the Agreements; had failed to provide to the Company the information contained in the DSKX Public Disclosures during the discussions relating to the negotiation and execution of the Agreements; and continues to be in material breach under the Agreements. As a result, the conditions precedent to the closing of these transactions as set forth in the Agreements may not be able to occur. The Notice also declares that the Company reserves all its rights and remedies under the Agreements, including, without limitation, the right to terminate the Agreements and collect a termination fee from DSKX of $3.0 million. The Notice further asserts that the Company regards certain provisions of the Agreements to have been waived by DSKX and to no longer be in effect, including the non-solicitation and no-shop provisions, negative covenants, and termination events, as applicable solely to the PHMD Group, as well as the payment of any termination fee by PHMD to DSKX. Finally, the Notice provided that the Company has the right to terminate the Agreements to pursue, consider and enter into any acquisition proposal or other transaction without the payment of fees and expenses to DSKX.

On May 27, 2016, the Company and its subsidiaries Radiancy, Inc., an indirectly wholly-owned subsidiary of the Company (“Radiancy”), and Photomedex Technology, Inc., a wholly-owned subsidiary of the Company (“P-Tech”), terminated: (a) the Agreement and Plan of Merger and Reorganization, dated as of February 19, 2016 (the “Radiancy Merger Agreement”), among the Company, Radiancy, DS Healthcare Group, Inc. (“DSKX”) and PHMD Consumer Acquisition Corp., a wholly-owned subsidiary of DSKX (“Merger Sub A”), and (b) the Agreement and Plan of Merger and Reorganization, dated as of February 19, 2016 (the “P-Tech Merger Agreement” and together with the Radiancy Merger Agreement, the “Merger Agreements”), among the Company, P-Tech, DSKX, and PHMD Professional Acquisition Corp., a wholly-owned subsidiary of DSKX (“Merger Sub B”). Pursuant to the Merger Agreements, Radiancy was to merge with Merger Sub A, with Radiancy as the surviving corporation in such merger, P-Tech was to merge with Merger Sub B, with P-Tech as the surviving corporation in such merger, and DSKX was to become the holding company for Radiancy and P-Tech.

Given the material breaches identified in the Company’s notice to DSKX, and other disclosures and communications by DSKX, in connection with the Company’s termination of the Merger Agreements and pursuant to their terms, the Company is seeking to recover a termination fee of $3.0 million, an expense reimbursement of up to $750,000 and its liabilities and damages suffered as a result of DSKX’s failures and breaches in connection with each of the Merger Agreements. On May 27, 2016, the Company, Radiancy and P-Tech filed a complaint in the U.S. District Court for the Southern District of New York alleging breaches of the Merger Agreements by DSKX and seeking the damages described in the foregoing sentence. On August 1, 2016, DSKX filed its answer to the complaint, denying the allegations stated in the complaint and alleging its own counterclaims including, among others, the Company’s alleged failure to disclose the Mouzon and Cantley cases filed against Radiancy.

At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters. For additional information regarding these matters, see the Pending Transactions disclosures in the Company’s Form 10-K for the year ending December 31, 2015, and the Company’s Form 10-Q for the period ending March 31, 2016.

During 2016, Linda Andrews, an alleged user of the no!no! Hair device, filed a product liability claim against the Company, its subsidiary Radiancy, Inc., and Dr. Dolev Rafaeli, in the United States District Court for the Middle District of Florida, Orlando Division, alleging that use of the device had caused a relapse of and complication to a pre-existing medical condition resulting from her treatment for cancer.  The complaint alleges, among other claims, that Radiancy failed to provide adequate warnings regarding the operation of the device.  The Company and Dr. Rafaeli have filed a motion to dismiss the claims against them; Radiancy filed an answer to the Complaint.  Ms. Doe then sought leave to amend her complaint to clarify the claims; the Company, Radiancy and Dr. Rafaeli have filed appropriate responses and renewed the motion to dismiss the claims against the Company and Dr. Rafaeli.  Those motions are now pending before the Court.  The company otherwise has denied the allegations of a defect and intends to defend itself vigorously against this suit. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and discovery has not been fully conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters.

Employment Agreements

The Company has severance agreements with certain key executives and employees that create certain liabilities in the event of their termination of employment by the company without cause, or following a change in control of the Company. The aggregate commitment under these executive severance agreements, should all covered executives and employees be terminated other than for cause, was approximately $5,058 as of December 31, 2016, based on 2016 salary levels.

Commitments and Contingencies

Note 11

Commitments and Contingencies:

Leases

The Company has entered into various non-cancelable operating lease agreements for real property. These arrangements expire at various dates through 2017. Rent expense was $550 and $761 for the years ended December 31, 2016 and 2015 respectively. The future annual minimum payments under these leases, relating to our continuing operations are as follows:

Year Ending December 31,
2017	243
2018	15
Thereafter	-
Total	$808

As a result of the sale of the Consumer Products division to ICTV Brands, the Company no longer has a need for certain of its leased properties, including the facilitates located in the United Kingdom and in Israel. In connection with the Transition Services Agreement entered into between the Company and ICTV, the Company will maintain certain of its leased properties for a specified period of time to allow ICTV to transition its operations to its own facilities. Leases that will expire during that transition period will not be renewed. At the end of that period, the Company intends to seek the termination of these leases, and is in the process of taking steps to effect those terminations. On March 16, 2016, the Company provided notice to the landlord of its United Kingdom facility that it was invoking the right to terminate that lease early, on the fifth anniversary of the lease, or on March 24, 2018.

Litigation

During the year ended December 31, 2013, Radiancy, Inc., a wholly-owned subsidiary of PhotoMedex, commenced legal action against Viatek Consumer Products Group, Inc., over Viatek’s Pearl and Samba hair removal products which Radiancy believes infringe the intellectual property covering its no!no! hair removal devices. The first suit, which was filed in the United States Federal Court, Southern District of New York, includes claims against Viatek for patent infringement, trademark and trade dress infringement, and false and misleading advertising. A second suit against Viatek was filed in Canada, where the Pearl is offered on that country’s The Shopping Channel, alleging trademark and trade dress infringement, and false and misleading advertising. Viatek’s response contains a variety of counterclaims and affirmative defenses against both Radiancy and its parent company PhotoMedex, including, among other counts, claims regarding the invalidity of Radiancy’s patents and antitrust allegations regarding Radiancy’s conduct.

Radiancy, and PhotoMedex, had moved to dismiss PhotoMedex from the case, and to dismiss the counterclaims and affirmative defenses asserted by Viatek. On March 28, 2014, the Court granted the Company’s motion and dismissed PhotoMedex from the lawsuit. The Court also dismissed certain counterclaims and affirmative defenses asserted by Viatek, including Viatek’s counterclaims against Radiancy for antitrust, unfair competition, and tortuous interference with business relationships and Viatek’s affirmative defenses of unclean hands and inequitable conduct before the U.S. Patent and Trademark Office in procuring its patent. Radiancy had also moved for sanctions against Viatek for failure to provide meaningful and timely responses to Radiancy’s discovery requests; on April 1, 2014, the Court granted that motion. Viatek appealed both the sanctions ruling and the dismissal of Viatek’s counterclaims and defenses from the case, as well as PhotoMedex dismissal as a plaintiff; the Court has denied those appeals. The Court has appointed a Special Master to oversee discovery. A Markman hearing on the patents at issue was held on March 2, 2015. Viatek has requested an opportunity to supplement its patent invalidity contentions in the US case; Radiancy opposes that request. Radiancy has been granted permission by the US Court to supplement its earlier sanctions motion to include the legal fees and costs associated with preparing and prosecuting that motion; to date, Viatek has paid $83 in sanctions to Radiancy.

On October 4, 2016, PhotoMedex, Inc., Radiancy, Inc. and Viatek Consumer Products, Inc. entered into General Releases under which the parties and the former and present corporations in which they were or are shareholders; each and every one of their corporations; and such corporations’ predecessors, former and present subsidiaries, parent entities, affiliates, divisions, licensees, receivers, distributors, successors and assigns, and the present, former and future officers, directors, employees and shareholders of the foregoing entities, and their heirs, executors, administrators, attorneys, associates, agents, successors, assigns, and anyone affiliated with or acting on behalf of any of them, from all actions, claims, liabilities, causes of action, suits, debts, dues, sums of money, accounts, reckonings, bonds, bills, specialties, covenants, contracts, controversies, agreements, promises, variances, trespasses, damages, judgments, extents, executions, claims, and demands whatsoever, in law, admiralty or equity, that a party or its affiliate ever had, now has or hereafter can, shall or may have, from the beginning of the world to the day of the date of the General Release including, but not limited to, the claims and counterclaims in the United States and Canadian litigation, as well as all claims and rights of Viatek arising out of or related to the Letter of Intent, dated August 5, 2016, between Photomedex, Radiancy and Viatek entitled Proposal to Acquire Certain Assets of Radiancy, Inc. As a result of these General Releases, both the United States and the Canadian litigation were dismissed without costs effective October 11, 2016.

On April 25, 2014, a putative class action lawsuit was filed in the United States District Court for the District of Columbia against the Company’s subsidiary, Radiancy, Inc. and Dolev Rafaeli, Radiancy’s President. The suit was filed by Jan Mouzon and twelve other customers residing in ten different states who purchased Radiancy’s no!no! Hair products. It alleges various violations of state business and consumer protection codes including false and misleading advertising, unfair trade practices, and breach of express and implied warranties. The complaint seeks certification of the putative class, or, alternatively, certification as subclasses of plaintiffs residing in those specific states. The complaint also seeks an unspecified amount of monetary damages, pre-and post-judgment interest and attorneys’ fees, expert witness fees and other costs. Dr. Rafaeli was served with the Complaint on May 5, 2014; to date, Radiancy, has not been served. A mediation was scheduled in this matter for November 24, 2014, but no settlement was reached. On March 30, 2015, the Court dismissed this action in its entirety for failure to state a claim. The Court specifically dismissed with prejudice the claims pursuant to New York General Business Law §349-50 and the implied warranty of fitness for a particular purpose; the other counts against Radiancy were dismissed without prejudice. The Court also granted Dr. Rafaeli’s motion to dismiss the actions against him for lack of personal jurisdiction over him by the Court. The Court denied the plaintiffs request for jurisdictional discovery with respect to Dr. Rafaeli and plaintiffs request to amend the complaint. Radiancy and its officers intend to continue to vigorously defend themselves against any attempts to continue this lawsuit.

On July 17, 2014, plaintiffs’ attorneys refiled their putative class action lawsuit in the United States District Court for the District of Columbia against only the Company’s subsidiary, Radiancy, Inc. The claims of the suit are virtually identical to the claims originally considered, and dismissed without prejudice, by the same Court. A companion suit was filed in the United States District Court for the Southern District of New York, raising the same claims on behalf of plaintiffs from New York and West Virginia against Radiancy and its President, Dr. Dolev Rafaeli. That New York case was removed to the D.C. Court and the cases were consolidated into one action. The Company filed a Motion to Dismiss the complaint against Dr. Rafaeli and Radiancy; on August 1, 2016, the D.C. Court granted the dismissal of the case against Dr. Rafaeli, with prejudice, and decided to allow the action against Radiancy to proceed. The Company intends to defend itself vigorously against this suit. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters.

On June 30, 2014, the Company’s subsidiary, Radiancy, Inc., was served with a class action lawsuit filed in the Superior Court in the State of California, County of Kern. The suit was filed by April Cantley, who purchased Radiancy’s no!no! hair products. It alleges various violations of state business and consumer protection codes including false and misleading advertising, breach of express and implied warranties and breach of the California Legal Remedies Act. The complaint seeks certification of the class, which consists of customers in the State of California who purchased the no!no! hair devices. The complaint also seeks an unspecified amount of monetary damages, pre-and post-judgment interest and attorneys’ fees, expert witness fees and other costs. Radiancy has filed an Answer to this Complaint; the case is now in the discovery phase. On October 30, 2015, Radiancy filed to remove this action to the United States District Court for the Southern District of California; as a result of that filing, all discovery in this case has now been stayed. That removal was granted, and the Company has now filed to remove this case to the U.S. District Court for the District of Columbia, the district with jurisdiction over Jan Mouzon v. Radiancy, Inc. and Dolev Rafaeli, President. The suit was filed by Jan Mouzon and twelve other customers residing in ten different states, including California, who purchased Radiancy’s no!no! hair products and alleges various violations of state business and consumer protection codes including false and misleading advertising, unfair trade practices, and breach of express and implied warranties. The complaint seeks certification of the putative class, or, alternatively, certification as subclasses of plaintiffs residing in those specific states. The Company’s Motion to Remove the Cantley case had been stayed pending resolution of the Mouzon litigation; now that the Court in Mouzon has issued its opinion regarding the Company’s Motion to Dismiss, the California Court has granted the Company’s Motion to Remove the Cantley case to the Federal Court for the District of Columbia. Radiancy and its officers intend to vigorously defend themselves against this lawsuit. Discovery has now commenced in this action. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters.

On February 19, 2016, the Company and its subsidiaries entered into Agreements and Plans of Merger and Reorganization with DS Healthcare Group, Inc. and its subsidiaries (“DSKX”), under which DSKX would acquire the Company’s subsidiaries Radiancy, Inc. and PhotoMedex Technology, Inc. in exchange for shares of stock in DSKX as well as cash payments and notes for future cash payments. Subsequent to the signing of those Agreements, on March 23, 2016, DSKX filed a Current Report on Form 8-K (the “DSKX March 23 Form 8-K”) with the SEC reporting its audit committee, after discussion with its independent registered public accounting firm, concluded that the unaudited condensed consolidated financial statements of DSKX for the two fiscal quarters ended June 30, 2015 and September 30, 2015 should no longer be relied upon because of certain errors in such financial statements. Also, DSKX reported that its audit committee, consisting of all members of its board of directors other than Daniel Khesin (at the time DSKX’s President and Chairman of the Board and a member of its board of directors), had engaged independent counsel to conduct an investigation regarding certain transactions involving Mr. Khesin and other individuals; the committee’s investigation had begun earlier in February. The board also reported that it had terminated the employment of Mr. Khesin as DSKX’s president and as an employee of DSKX, and also terminated Mr. Khesin’s employment agreement, dated December 16, 2013, for cause.

The Company was not advised of this investigation during its negotiations with DSKX or after signing the Merger Agreements until the evening of March 21, 2016. On April 12, 2016, the Company sent a Reservation of Rights letter to DSKX. The Notice states that, based upon the disclosures set forth in DSKX’s Current Report on Form 8-K filed on March 23, 2016 and subsequent press releases and filings by DSKX with the United States Securities and Exchange Commission (collectively, the “DSKX Public Disclosure”), DSKX is in material breach of various representations, warranties, covenants and agreements set forth in the Agreements; had failed to provide to the Company the information contained in the DSKX Public Disclosures during the discussions relating to the negotiation and execution of the Agreements; and continues to be in material breach under the Agreements. As a result, the conditions precedent to the closing of these transactions as set forth in the Agreements may not be able to occur. The Notice also declares that the Company reserves all its rights and remedies under the Agreements, including, without limitation, the right to terminate the Agreements and collect a termination fee from DSKX of $3.0 million. The Notice further asserts that the Company regards certain provisions of the Agreements to have been waived by DSKX and to no longer be in effect, including the non-solicitation and no-shop provisions, negative covenants, and termination events, as applicable solely to the PHMD Group, as well as the payment of any termination fee by PHMD to DSKX. Finally, the Notice provided that the Company has the right to terminate the Agreements to pursue, consider and enter into any acquisition proposal or other transaction without the payment of fees and expenses to DSKX.

On May 27, 2016, the Company and its subsidiaries Radiancy, Inc., an indirectly wholly-owned subsidiary of the Company (“Radiancy”), and Photomedex Technology, Inc., a wholly-owned subsidiary of the Company (“P-Tech”), terminated: (a) the Agreement and Plan of Merger and Reorganization, dated as of February 19, 2016 (the “Radiancy Merger Agreement”), among the Company, Radiancy, DS Healthcare Group, Inc. (“DSKX”) and PHMD Consumer Acquisition Corp., a wholly-owned subsidiary of DSKX (“Merger Sub A”), and (b) the Agreement and Plan of Merger and Reorganization, dated as of February 19, 2016 (the “P-Tech Merger Agreement” and together with the Radiancy Merger Agreement, the “Merger Agreements”), among the Company, P-Tech, DSKX, and PHMD Professional Acquisition Corp., a wholly-owned subsidiary of DSKX (“Merger Sub B”). Pursuant to the Merger Agreements, Radiancy was to merge with Merger Sub A, with Radiancy as the surviving corporation in such merger, P-Tech was to merge with Merger Sub B, with P-Tech as the surviving corporation in such merger, and DSKX was to become the holding company for Radiancy and P-Tech.

Given the material breaches identified in the Company’s notice to DSKX, and other disclosures and communications by DSKX, in connection with the Company’s termination of the Merger Agreements and pursuant to their terms, the Company is seeking to recover a termination fee of $3.0 million, an expense reimbursement of up to $750,000 and its liabilities and damages suffered as a result of DSKX’s failures and breaches in connection with each of the Merger Agreements. On May 27, 2016, the Company, Radiancy and P-Tech filed a complaint in the U.S. District Court for the Southern District of New York alleging breaches of the Merger Agreements by DSKX and seeking the damages described in the foregoing sentence. On August 1, 2016, DSKX filed its answer to the complaint, denying the allegations stated in the complaint and alleging its own counterclaims including, among others, the Company’s alleged failure to disclose the Mouzon and Cantley cases filed against Radiancy.

At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters. For additional information regarding these matters, see the Pending Transactions disclosures in the Company’s Form 10-K for the year ending December 31, 2015, and the Company’s Form 10-Q for the period ending March 31, 2016.

During 2016, Linda Andrews, an alleged user of the no!no! Hair device, filed a product liability claim against the Company, its subsidiary Radiancy, Inc., and Dr. Dolev Rafaeli, in the United States District Court for the Middle District of Florida, Orlando Division, alleging that use of the device had caused a relapse of and complication to a pre-existing medical condition resulting from her treatment for cancer.  The complaint alleges, among other claims, that Radiancy failed to provide adequate warnings regarding the operation of the device.  The Company and Dr. Rafaeli have filed a motion to dismiss the claims against them; Radiancy filed an answer to the Complaint.  Ms. Doe then sought leave to amend her complaint to clarify the claims; the Company, Radiancy and Dr. Rafaeli have filed appropriate responses and renewed the motion to dismiss the claims against the Company and Dr. Rafaeli.  Those motions are now pending before the Court.  The company otherwise has denied the allegations of a defect and intends to defend itself vigorously against this suit. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and discovery has not been fully conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters.

Employment Agreements

The Company has severance agreements with certain key executives and employees that create certain liabilities in the event of their termination of employment by the company without cause, or following a change in control of the Company. The aggregate commitment under these executive severance agreements, should all covered executives and employees be terminated other than for cause, was approximately $5,058 as of December 31, 2016, based on 2016 salary levels.